Income Taxes	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Income Taxes [Abstract]
Income Taxes

Note 15 — Income Taxes

The Company recorded a provision (benefit) for income taxes of $(1,280) and $31 for the three months ended December 31, 2023 and 2022, respectively. The provision (benefit) for income taxes for the three months ended December 31, 2023 and 2022 was calculated using the discrete year-to-date method. In connection with the acquisition of EMI, the Company recognized an additional deferred tax liability of $1,386 associated with acquired intangible assets. Based on the availability of these tax attributes, the Company determined that it expects to realize a greater portion of its existing deferred tax assets and for the three months ended December 31, 2023 the Company recognized an income tax benefit of $1,280 for the resulting reduction in the valuation allowance on its deferred tax assets. For the three months ended December 31, 2022, the Company’s provision for income taxes differs from an amount calculated based on statutory tax rates principally due to the Company recording a valuation allowance against the net operating losses it generated during the period. The Company establishes a valuation allowance when necessary to reduce the carrying amount of its deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. In evaluating the Company’s ability to realize deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, potential limitations on the Company’s ability to carry forward net operating losses, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Based on these factors, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.

Note 13 — Income Taxes

Substantially all of the Company’s pretax income was generated in the United States. The provision for income taxes consists of the following:

	Year ended September 30,
	2023	2022
Current
Federal	$—	$—
State	1	1
Total current	1	1

Deferred
Federal	66	(274)
State	—	—
Total deferred	66	(274)
Provision (benefit) for income taxes	$67	$(273)

The provision for income taxes differs from the amount computed by applying the U.S. federal statutory rate of 21% to the Company’s loss before income taxes as follows:

	Year ended September 30,
	2023	2022
Income tax benefit computed at the U.S. federal statutory rate	$(8,306)	$(5,070)
State and local income tax benefits, net of federal benefit	(1,498)	(481)
Change in valuation allowance	7,936	4,856
Non-deductible transaction costs	635	351
Fair value of warrants issued to lenders	470	—
Research and development credits	58	(58)
State tax rate change	(22)	(148)
Other	794	277
Provision (benefit) for income taxes	$67	$(273)

Deferred tax liabilities, net consist of the following:

	September 30,
	2023	2022
Deferred tax assets:
Net operating losses	$8,268	$4,953
Section 174 capitalized costs	2,832	1,548
Stock-based compensation	3,632	620
Research and development credits	—	398
Lease liabilities	376	—
Interest limitation	—	134
Accrued liabilities	581	135
Other	137	24
Total gross deferred tax assets	15,826	7,812
Valuation allowance	(14,287)	(6,351)
Net deferred tax assets	1,539	1,461

Deferred tax liabilities:
Intangible asset amortization	(1,245)	(1,399)
Fixed asset depreciation	(137)	(44)
Operating lease ROU assets	(243)	—
Other	—	(38)
Total gross deferred tax liabilities	(1,625)	(1,481)
Deferred tax liabilities, net	$(86)	$(20)

During the years ended September 30, 2023 and 2022, the Company increased the valuation allowance by $7,936 and $4,856, respectively, which primarily related to increases in net deferred tax assets from current year activity that the Company expects will not be realized in the future. As of September 30, 2023, the Company has accumulated federal and state net operating losses (“NOLs”) of $29,979 and $31,574, respectively. The federal NOLs may be carried forward indefinitely and the state NOLs begin to expire in 2035.

The Company’s ability to carry forward its NOLs and research credits may be subject to significant limitations under Section 382 of the Internal Revenue Code of 1986, as amended (“Section 382”). The federal net operating losses have an indefinite carryforward period but are available to offset only 80% of future taxable income. The Company’s ability to use its federal NOL carryforwards may be further limited if it experiences an “ownership change” as defined in Section 382.

The Company has unrecognized tax benefits of $2,080 as of September 30, 2023 and 2022. There were no changes in the Company’s unrecognized tax benefits during the fiscal years ended September 30, 2023 and 2022. The Company records interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the statements of operations and comprehensive loss. As of September 30, 2023 and 2022, no accrued interest or penalties are recorded on the balance sheets, and the Company has not recorded any related expenses. The Company does not expect a significant change in its uncertain tax positions within the next twelve months.

The Company files U.S. federal and California state income tax returns. The Company has historically filed returns on a calendar year basis and has changed its tax year to match its fiscal year. As of September 30, 2023, the U.S. federal and state tax returns are open to examination for calendar years 2020 through 2022.

The Tax Cuts and Jobs Act (“TCJA”) requires that, starting in 2022, taxpayers capitalize expenditures that qualify as Section 174 costs and recover them over five years for domestic expenditures, and fifteen years for expenditures attributed for foreign research. As of September 30, 2023, the Company has capitalized $13,486 of costs under this provision.

In 2020, the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act was enacted. The CARES Act has not had any significant impact on the Company’s provision (benefit) for income taxes for any of the periods presented.